Restructuring Costs	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring costs
Restructuring costs
In addition to discontinuing operations in certain markets, the Company has instituted store closures and reductions in headcount in continuing markets (collectively, the “Restructurings”) in an effort to: (i) strengthen the Company’s competitive position; (ii) reduce costs and (iii) improve operating margins within existing markets that management believes have favorable long-term growth demographics.
No additional costs, other than interest accretion, are expected to be incurred related to the Restructurings.
The following table summarizes the restructuring expenses incurred in connection with the Restructurings and the remaining reserves as of and for the years ended December 31, 2013, 2012 and 2011:

	Work force reductions	Store closures	Total
Restructuring reserves, December 31, 2010	$671	$3,791	$4,462
Restructuring charges incurred	97	2,285	2,382
Cash payments	(703)	(2,141)	(2,844)
Restructuring reserves, December 31, 2011	65	3,935	4,000
Restructuring charges incurred	353	2,555	2,908
Cash payments	(65)	(1,718)	(1,783)
Restructuring reserves, December 31, 2012	353	4,772	5,125
Restructuring charges incurred	—	209	209
Cash payments	(163)	(1,569)	(1,732)
Restructuring reserves, December 31, 2013	$190	$3,412	$3,602

The restructuring charges incurred for store closures for the year ended December 31, 2012 primarily relate to management’s determination that subleasing closed properties was no longer reasonably assumed which resulted in revised estimates.

The remaining accrual for work force reduction of $190 is expected to be fully paid by January 2015. The remaining accrual for store closures of $3,412 is expected to be fully paid by January 2017 as the related leases expire.

The restructuring reserve at December 31, 2013 consists of a current portion of $1,594 and a long-term portion of $2,008, which is included in other long-term liabilities on the consolidated balance sheets.